Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(1,564,285)	(4,177,899)	(1,441,913)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	57,410,827	93,503,437	494,055,703
Basic and diluted loss per share	(27.25)	(44.68)	(2.92)

Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share
11.	NET LOSS PER SHARE – continued

For the years ended December 31, 2019, 2020 and 2021, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2019	2020	2021
Shares issuable upon exercise of share options	69,409,835	55,825,379	46,558,578
Shares issuable upon vesting of restricted shares	423,804	9,272,591	14,430,689
Shares issuable upon conversion of Series A convertible preferred shares	17,085,275	—	—
Shares issuable upon conversion of Series B convertible redeemable preferred shares	34,544,762	—	—
Shares issuable upon conversion of Series B+ convertible redeemable preferred shares	54,083,288	—	—
Shares issuable upon conversion of Series C convertible redeemable preferred shares	50,195,203	—	—
Shares issuable upon conversion of Series D convertible redeemable preferred shares	50,193,243	—	—
Shares issuable upon conversion of Series E convertible redeemable preferred shares	78,824,567	—	—
Warrants	4,959	—	—